Restatements - Schedule of Error Corrections and Prior Period Adjustments in Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Thousands		Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash		$ 29,535		$ 18,496	$ 16,018	$ 15,930		$ 2,866
Investments		26,860		1,470		1,209
Trade accounts receivable, net		72,862		52,515		44,718
Unbilled receivables on uncompleted contracts						9,931
Due from related parties		36,953		28,073		28,564
Other assets		25,436		7,794		5,508
Deferred income taxes	[1]
Inventories		59,296		46,011		28,965
Prepaid expenses				3,152		1,298
Total current assets		250,942		167,379		136,123	[1]
Long term assets:
Property, plant and equipment, net		157,422		135,974		103,980
Long term receivables from related parties		1,688		2,536		4,220
Goodwill and Intangible assets				3,250		1,474
Deferred income taxes		384		640		5	[1]
Other long term assets		11,001		6,420		4,721
Total long term assets	[1]					114,400
Total assets		421,053		316,199		250,523	[1]
Current liabilities
Short-term debt and current portion of long-term debt		69,961		16,921		54,925
Note payable to shareholder		79		79		80
Trade accounts payable		59,452		39,142		32,950
Due to related parties		1,991		1,283		1,999
Taxes payable				18,228		7,930
Deferred inome taxes				3,384		3,048	[1]
Labor liabilities				918		954
Earnout share liability		15,429		13,740		5,075	[2]
Current portion of customer advances on uncompleted contracts		11,646		11,841		5,782
Total current liabilities		195,495		136,749		112,743
Warrant liability		18,378	$ 25,080	31,213		19,991
Earnout share liability				20,414		23,986	[2]
Customer advances on uncompleted contracts		6,299		4,404		8,333
Long-term debt		140,925		121,493		39,273
Total long term liabilities		147,224		146,311		91,583	[1],[2]
Total liabilities		342,719		283,060		204,326	[1],[2]
Commitments and contingencies
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at December 31, 2015 and 2014
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 26,895,636 and 24,801,132 shares issued and outstanding at December 31, 2015 and 2014, respectively		3		3		2
Legal reserves		1,367		1,367		1,367
Additional paid capital		57,511		45,584		26,140
Retained earnings		45,391		17,354		30,119	[2]
Accumulated other comprehensive income		(25,938)		(31,169)		(11,431)
Total shareholders’ equity		78,334		33,139		46,197	[2]	46,866
Total liabilities and shareholders’ equity		$ 421,053		$ 316,199		250,523	[1],[2]
Scenario, Previously Reported [Member]
Current assets:
Cash						15,930		$ 2,866
Investments						1,209
Trade accounts receivable, net						44,955
Unbilled receivables on uncompleted contracts						9,931
Due from related parties						28,327
Other assets						5,508
Deferred income taxes	[1]					5,373
Inventories						28,965
Prepaid expenses						1,298
Total current assets	[1]					141,496
Long term assets:
Property, plant and equipment, net						103,980
Long term receivables from related parties						4,220
Goodwill and Intangible assets						1,474
Deferred income taxes	[1]
Other long term assets						4,721
Total long term assets	[1]					114,395
Total assets	[1]					255,891
Current liabilities
Short-term debt and current portion of long-term debt						54,925
Note payable to shareholder						80
Trade accounts payable						33,493
Due to related parties						1,456
Taxes payable						7,930
Deferred inome taxes	[1]					8,416
Labor liabilities						954
Earnout share liability	[2]
Current portion of customer advances on uncompleted contracts						5,782
Total current liabilities						113,036
Warrant liability						19,991
Earnout share liability	[2]
Customer advances on uncompleted contracts						8,333
Long-term debt						39,273
Total long term liabilities	[1],[2]					67,597
Total liabilities	[1],[2]					180,633
Commitments and contingencies
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at December 31, 2015 and 2014
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 26,895,636 and 24,801,132 shares issued and outstanding at December 31, 2015 and 2014, respectively						2
Legal reserves						1,367
Additional paid capital						46,514
Retained earnings	[2]					38,806
Accumulated other comprehensive income						(11,431)
Total shareholders’ equity	[2]					75,258
Total liabilities and shareholders’ equity	[1],[2]					255,891
Restatement Adjustment [Member]
Current assets:
Cash
Investments
Trade accounts receivable, net						(237)
Unbilled receivables on uncompleted contracts
Due from related parties						237
Other assets
Deferred income taxes	[1]					(5,373)
Inventories
Prepaid expenses
Total current assets	[1]					(5,373)
Long term assets:
Property, plant and equipment, net
Long term receivables from related parties
Goodwill and Intangible assets
Deferred income taxes	[1]					5
Other long term assets
Total long term assets	[1]					5
Total assets	[1]					(5,368)
Current liabilities
Short-term debt and current portion of long-term debt
Note payable to shareholder
Trade accounts payable						(543)
Due to related parties						543
Taxes payable
Deferred inome taxes	[1]					(5,368)
Labor liabilities
Earnout share liability	[2]					5,075
Current portion of customer advances on uncompleted contracts
Total current liabilities						(293)
Warrant liability						0
Earnout share liability	[2]					23,986
Customer advances on uncompleted contracts
Long-term debt
Total long term liabilities	[1],[2]					23,986
Total liabilities	[1],[2]					23,693
Commitments and contingencies
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at December 31, 2015 and 2014
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 26,895,636 and 24,801,132 shares issued and outstanding at December 31, 2015 and 2014, respectively
Legal reserves
Additional paid capital						(20,374)
Retained earnings	[2]					(8,687)
Accumulated other comprehensive income
Total shareholders’ equity	[2]					(29,061)
Total liabilities and shareholders’ equity	[1],[2]					$ (5,368)

[1]	Deferred tax assets and liabilities - The Company was presenting deferred tax assets and liabilities gross on the balance sheet as at December 31, 2014. Per ASC 740 - Income Taxes, for a particular tax-paying component of an entity and within a particular tax jurisdiction, all current deferred tax liabilities and assets shall be offset and presented as a single amount and all noncurrent deferred tax liabilities and assets shall be offset and presented as a single amount. The deferred tax assets and liabilities have been reclassified on the consolidated balance sheet as at December 31, 2014.
[2]	The Company entered into an Agreement and Plan of Reorganization (the "Merger Agreement") as of August 17, 2013. Pursuant to the Merger Agreement, on the closing date of December 20, 2013, the Company issued 3,000,000 Ordinary Shares ("Earnout Shares") to be held in escrow and to be released after the closing based on the Company's achievement of specified share price targets or targets based on Tecnoglass Holding's net earnings before interest income or expense, income taxes, depreciation, amortization and any expenses arising solely from the merger charged to income ("EBITDA") in the fiscal years ending December 31, 2014, 2015 or 2016.